Matthew T. Browne (858) 550-6045 mbrowne@cooley.com	VIA FACSIMILE, EDGAR AND FEDERAL EXPRESS

May 22, 2008

United States Securities and Exchange Commission

Mail Stop 6010

100 F Street N.E.

Washington, D.C. 20549

Attn:	Jeffrey P. Riedler Michael Reedich Sebastian Gomes Abero

RE:	Verenium Corporation Registration Statement on Form S-3 (File No. 333-150136) Amendment No. 1

Dear Mr. Riedler, Mr. Reedich and Mr. Gomes Abero:

On behalf of our client, Verenium Corporation (“Verenium”), we are electronically transmitting for filing under the Securities Act of 1933, as amended (the “Act”), one copy of Verenium’s Amendment No. 1 (“Amendment No. 1”) to its Registration Statement on Form S-3 (File No. 333-150136), and are providing you in hard copy form a copy of such amendment marked to show changes from the Registration Statement, filed with the Securities and Exchange Commission (the “Commission”) on April 8, 2008 (as amended, the “Registration Statement”).

Amendment No. 1 is being filed in response to your letter dated April 21, 2008, setting forth the comments of the Commission’s staff (the “Staff”) regarding the Registration Statement (the “Comment Letter”). This letter, which has also been filed electronically with the Commission, contains Verenium’s supplemental responses to the Staff’s comments. The text of the Staff’s comments has been included in this letter in italics for your convenience, and we have numbered the paragraphs below to correspond to the numbering of the Comment Letter. Page references in the text of this response letter correspond to the page numbers of Amendment No. 1.

Staff Comments and Company Responses

General

1.

We note that you are registering the sale of 47,807,018 shares. Given the size of the offering relative to the number of shares outstanding held by non-affiliates, the nature of the offering and the selling security holders, the transaction appears to be a primary offering. Accordingly, you must register the transaction on a form you are eligible to use to register primary offerings. If you are eligible to conduct a primary offering on Form S-3, please revise your registration statement to identify the selling stockholders as underwriters in the registration statement.

If you are not eligible to conduct the offering on a delayed or continuous basis under Rule 415(a)(1)(x), please withdraw your registration statement. Issuers not eligible to conduct a

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primary offering on Form S-3 may register the offering only after the common stock underlying the convertible notes and the warrants has been issued.

Response: As discussed in more detail below, Verenium respectfully disagrees with the Staff’s analysis.

Primary S-3 Eligibility. Verenium was eligible to conduct a primary offering on Form S-3 on April 8, 2008, the date it filed the Registration Statement. Using information from Verenium’s proxy for its 2008 annual stockholders’ meeting, which showed 63,648,452 shares outstanding as of March 31, 2008 and 34,181,156 of those shares as being held by affiliates on that date, and using Verenium’s closing sales price for its common stock on the Nasdaq Global Market on March 31, 2008, Verenium’s aggregate market value, as determined for purposes of S-3 eligibility, was $103.7 million. Verenium remains eligible to conduct a primary offering on Form S-3.

Background. Verenium issued $71,000,000 in aggregate principal amount of 8% senior convertible notes (the “Notes”) and warrants (the “Warrants”) to purchase 7,987,626 shares of its common stock in a private placement (the “Private Placement”) that closed on February 27, 2008. Of the $71,000,000 in aggregate principal amount of Notes issued, $16,650,000 was issued in exchange (the “Exchange”) for $18,500,000 in aggregate principal amount of Verenium’s existing 5.5% convertible senior notes. The Notes were issued at an initial conversion price of $4.09 per share (the “Initial Conversion Price”), representing a 15% premium to the volume weighted average price ($3.55 per share) of Verenium’s common stock on the Nasdaq Global Market on February 22, 2008 (the “February 22nd Price”), the date that Verenium entered into a securities purchase agreement with the purchasers of the Notes (the “Securities Purchase Agreement”), and the Warrants were issued at an initial exercise price of $4.44 per share (the “Initial Exercise Price”), representing a 25% premium to the February 22nd Price. The conversion price for the Notes is subject to full ratchet anti-dilution protection and a reset provision (the “Reset Provision”) whereby, to the extent the volume weighted average price of Verenium’s common stock during the seven trading days prior to the one-year anniversary of the issuance of the Notes is less than $3.55 per share, the conversion price will reset to the greater of $2.13 per share (any reset of the conversion price to $2.13 per share, a “Maximum Reset”) or 115% of the volume weighted average price of the common stock at that time. In addition, subject to the satisfaction of certain conditions, interest payments on the Notes may be made, at Verenium’s option, in shares of common stock, valued at a 5% discount to the stock price at the time of payment of the interest (any such shares of Verenium common stock issued as interest payments on the Notes, “Interest Shares”). The exercise price of the Warrants is subject to weighted average anti-dilution protection. In connection with the Private Placement, Verenium also entered into a convertible hedge transaction (the “Convertible Hedge”) that is intended to reduce the potential dilution upon conversion of the Notes by increasing the effective premium on the conversion price of the Notes from 15% to 42%.

Composition and Number of Shares Being Registered. As indicated in the Registration Statement, of the 47,807,018 shares being registered, only 25,347,039 (17,359,413 upon conversion of the Notes, and 7,987,626 upon exercise of the Warrants) represent shares issuable upon conversion of the Notes or exercise of the Warrants at the Initial Exercise Price or Initial Conversion Price, as applicable, which are the conversion price and exercise price that are currently in effect for the Notes and the Warrants

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and which may remain in effect for the life of the Notes and the Warrants. The remaining 22,459,979 shares represent (a) 6,486,059 Interest Shares that are being registered on both a primary and resale basis, that may only be issued by Verenium subject to the satisfaction of certain conditions, that are issued at Verenium’s option and that, for their issuance, will require additional authorization by Verenium’s board of directors, and that, if issued, would only be issued in increments over the life of the Notes as interest on the Notes becomes due and payable and (b) an additional 15,973,920 shares that could become issuable upon conversion of the Notes in the event a Maximum Reset occurs, but which may never become issuable upon conversion of the Notes. While Verenium is required under the registration rights agreement entered into in connection with the Private Placement (the “Registration Rights Agreement”) to seek registration of the full 47,807,018 shares covered by the Registration Statement, only 25,347,039 shares are currently issuable upon conversion of the Notes and exercise of the Warrants, representing a much smaller percentage of Verenium’s shares outstanding than the number of shares actually being sought to be registered.

Secondary Offering as to Conversion Shares, Warrant Shares and Interest Shares. Verenium respectfully submits that the sales of the 47,807,018 shares by the selling stockholders identified under the caption “Selling Stockholders” in the prospectus included in the Registration Statement (the “Prospectus”) are appropriately characterized as a secondary offering that is eligible to be made on a shelf basis under Rule 415(a)(1)(i) and do not constitute an indirect primary offering. Rule 415(a)(1)(i) permits securities to be registered for an offering to be made on a continuous or delayed basis in the future as long as the registration statement pertains only to “securities which are to be offered or sold solely by or on behalf of a person or persons other than the registrant, a subsidiary of the registrant or a person of which the registrant is a subsidiary.” These shares (other than the Interest Shares, which are being registered on both a primary and resale basis) are not being registered on behalf of Verenium, but rather on behalf of the selling stockholders, none of which is a subsidiary of Verenium. Verenium is also not a subsidiary of any of the selling stockholders. Applying the specific circumstances of the Private Placement to the factors identified by the Division of Corporation Finance in Section D, Interpretation Number 291 of its 1997 Manual of Publicly Available Telephone Interpretations (the “Telephone Interpretations”) as factors that the Division considers in determining whether a secondary offering is in substance an indirect primary offering by an issuer, Verenium believes, given the totality of the circumstances, that the registration of the shares complies with Rule 415(a)(1)(i).

Verenium believes that the offering by the selling stockholders is not by or on behalf of Verenium for the following reasons:

•

The selling stockholders acquired the Notes and Warrants in arms’ length transactions, have assumed the risk of loss in connection with their investment and, with certain limited exceptions described below,

[1]	The Section D.29 Interpretation states, in relevant part, as follows:

“The question of whether an offering styled a secondary one is really on behalf of the issuer is a difficult factual one, not merely a question of who receives the proceeds. Consideration should be given to how long the selling stockholders have held the shares, the circumstances under which they received them, their relationship to the issuer, the amount of shares involved, whether the sellers are in the business of underwriting securities, and finally, whether under all the circumstances it appears that the seller is acting as a conduit for the issuer.”

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continue to hold the Notes and Warrants nearly three months following the closing of the Private Placement;

•	None of the selling stockholders are broker-dealers or in the business of underwriting securities;

•	The Notes and Warrants are held by 12 selling stockholders, of which ten are wholly unrelated to one another[2];

•	Verenium will not receive any proceeds from the resale of the shares by the selling stockholders; and

•

As described above, the Initial Conversion Price for the Notes and the Initial Exercise Price for the Warrants were set at a substantial premium (15% and 25%, respectively), not at a discount, and while the Notes and the Warrants include certain anti-dilution and adjustment provisions as also described above and in the Prospectus, there is no certainty that any such adjustments will ever occur, or if they do occur, what the trading price for Verenium’s common stock will be relative to the adjusted Note conversion price or Warrant exercise price, as applicable, at the times when the selling stockholders convert the Notes or exercise the Warrants or sell the underlying shares, and so the selling stockholders bear market risk with respect to the securities.

Below is a discussion of each of these points which Verenium believes supports its conclusion that the offering by the selling stockholders should be characterized as a traditional secondary offering, rather than an indirect primary offering. Verenium’s information regarding the selling stockholders is limited, and consists primarily of the information supplied by each selling stockholder to Verenium in a selling stockholder questionnaire that the selling stockholders were required to complete in order to be named in the Registration Statement (collectively, the “Questionnaires”). The Questionnaires were customary for resale shelf transactions and included, among other things, the amount of Verenium’s securities beneficially owned by the selling stockholder, whether the selling stockholder or any of its affiliates is a broker-dealer, and relationships between the selling stockholder and Verenium. The form of the Questionnaires is attached as Exhibit D to the Registration Rights Agreement, which was filed as Exhibit 4.1 to Verenium’s Form 8-K filed on February 25, 2008 (the “Form 8-K”).

Selling Stockholders Acquired Securities in Arms’ Length Transaction and Bear Economic Risk

The selling stockholders have undertaken significant economic risk in connection with their investments in the Notes and the Warrants and are not merely acting as a conduit for Verenium. Of the 12 selling stockholders, ten purchased or exchanged for their respective Notes and Warrants (which aggregate to $69,000,000 of the total $71,000,000 issued in connection with the Private Placement) in the Private Placement on February 27, 2008, almost three months ago. In addition, in connection with the Exchange, which was part of the Private Placement, five of the selling stockholders exchanged $18,500,000 in aggregate principal amount of Verenium’s 5.5% convertible senior notes, which they had held for close to one year at the time of the Private Placement, for $16,650,000 in aggregate principal amount of the Notes. Since the closing of the Private Placement on February 27, 2008, only one of the selling stockholders has elected to voluntarily convert or transfer any portion of its Notes

[2]	Among the selling stockholders, there are two sets of two affiliated funds.

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(such selling stockholder converted one Note in a principal amount of $900,000 on March 10, 2008 and transferred a portion of another Note in a principal amount of $2,000,000 on May 8, 2008).

Unlike an underwritten public offering in which securities are not sold to the underwriters until a registration statement covering the sale of the securities has been declared effective, the selling stockholders have been subject to economic risk on their investment for an extended period of time. All of the underlying shares, other than the shares underlying the Warrants, have been fully paid for by the selling stockholders. As discussed elsewhere, the Initial Conversion Price for the Notes and the Initial Exercise Price for the Warrants, which are currently in effect and may remain in effect for the life of the Notes and the Warrants, were set at 15% and 25% premiums, respectively, and do not reflect a discount or commission typical of an underwritten offering. Verenium’s common stock has not traded above the Initial Conversion Price or the Initial Exercise Price since the closing of the Private Placement, and were any of the selling stockholders to convert or exercise any of their Notes or Warrants now and then sell the underlying shares, they would do so at a loss.

The terms and conditions of the purchase of and exchange for the Notes and the Warrants in the Private Placement were fully negotiated at arms’ length by Verenium, Lazard Frères & Co. LLC (“Lazard”), in its capacity as placement agent for the Private Placement, the selling stockholders and/or their respective counsel. To the Company’s knowledge, Lazard is unaffiliated with, and did not receive any fees from, any of the selling stockholders in connection with the Private Placement and the Convertible Hedge.

In connection with the Private Placement, Verenium both made representations and warranties to and received representations and warranties from the selling stockholders in the Securities Purchase Agreement to confirm the Private Placement’s compliance with Section 4(2) of the Securities Act of 1933, as amended (the “Act”), and Rule 506 of Regulation D thereunder, provided covenants to the selling stockholders in the Securities Purchase Agreement to ensure such compliance, requested that its outside counsel provide a legal opinion to the selling stockholders to the effect that the Private Placement did not require registration under the Act (which opinion was provided), and otherwise conducted the Private Placement in accordance with customary legal and market practices employed in Section 4(2)/Rule 506 offerings, including with respect to the transfer restrictions applicable to the Notes and the Warrants. As part of the representations and warranties received by Verenium from the selling stockholders in the Securities Purchase Agreement, each of the selling stockholders represented to Verenium that such selling stockholder (a) acquired the Notes and Warrants (and the shares of common stock underlying the Notes and Warrants) for its own account and not with a current view towards, or for resale in connection with, public sale or distribution, except pursuant to sales registered or exempted under the Act and (b) at the time it acquired the Notes and Warrants, did not have any agreement or understanding, directly or indirectly, to distribute any of the Notes, Warrants or shares of common stock underlying the Notes and Warrants.

Selling Stockholders Are Not Broker-Dealers or Underwriters

To Verenium’s knowledge based on its review of the Questionnaires, none of the selling stockholders are broker-dealers. Although three of the selling stockholders have reported that they are affiliated with broker-dealers, each of them has represented to Verenium that the securities purchased by them in the Private Placement were purchased in the ordinary course of business, and that at this time of the purchase of the securities held by them, they had no agreement or understanding, directly or indirectly, with any person, to distribute such securities. While the selling stockholders do buy and sell securities, they are not in the business of underwriting securities. This fact is evidenced in part by the

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fact that Verenium is contractually prohibited in the Registration Rights Agreement from identifying any selling stockholder as an underwriter in the Registration Statement without such selling stockholder’s consent. Moreover, Verenium believes that the diverse ownership of the Notes and Warrants among 12 selling stockholders, ten of which are wholly unrelated with one another, as well as the significant period of time the selling stockholders have held the securities – nearly three months as of the date of this letter (a period which is arguably much longer for the portion of the Notes received in the Exchange by the five selling stockholders that participated in the Exchange) for all but $2,000,000 in principal amount of the Notes – is indicative of the fact that the selling stockholders are not acting as underwriters or otherwise on behalf of Verenium, and that the filing of the Registration Statement is not for the purpose of conducting an indirect primary offering, but rather pursuant to registration rights provisions which are the result of arms’ length negotiations between Verenium and the selling stockholders.

Relationships of Selling Stockholders with Verenium and with Each Other

The Notes and Warrants are held by 12 selling stockholders, ten of which are wholly unrelated with one another. To Verenium’s knowledge, the selling stockholders are not affiliated with Verenium3 and none of the selling stockholders are affiliated with each other, other than (a) Highbridge International LLC and Highbridge Convertible Arbitrage Master Fund, L.P. (collectively, “Highbridge”), which are affiliates of each other and (b) Special Situations Cayman Fund, L.P. and Special Situations Fund II QP, L.P., which are affiliates of each other.

Even if certain of the selling stockholders were to be deemed to be affiliates of Verenium, the Staff has stated that the inclusion of an affiliate as a selling stockholder does not prevent a registered resale offering from being considered a valid secondary offering under Rule 415(a)(1)(i). Item D.38 of the Telephone Interpretations states, “Aside from parents and subsidiaries, affiliates of issuers are not necessarily treated as being the alter egos of the issuers. Under appropriate circumstances, affiliates may make offerings which are deemed to be genuine secondaries.” Furthermore, Item D.44 of the Telephone Interpretations provides that a secondary offering by a 73% owner of an issuer that is not deemed to be by or on behalf of the issuer is not restricted by Rule 415(a)(4) and may be made on an “at-the-market” basis. Similarly, Item H.20 of the Telephone Interpretations provides: “[T]he Division staff had indicated, however, that secondary sales by affiliates may be made under General Instruction I.B.3. to Form S-3 relating to secondary offerings, even in cases where the affiliate owns more than 50% of the issuer’s securities, unless the facts clearly indicate that the affiliate is acting as an underwriter on behalf of the issuer.” As a result, even if certain of the selling stockholders were to be

[3]

None of the selling stockholders beneficially owns more than 10% of the outstanding capital stock of Verenium. In fact, the Notes and Warrants expressly prohibit conversion or exercise, as applicable, if, as a result of conversion or exercise, a holder would beneficially own more than 9.9% of Verenium’s outstanding capital stock. One holder, at its option, has, since the Private Placement, decreased its maximum percentage to 4.9%, as permitted under the Notes and Warrants.

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deemed to be affiliates of Verenium (although Verenium does not consider them as such), such affiliate status does not prevent the proposed offering by the selling stockholders from being considered a valid secondary if the offering is not by or on behalf of Verenium.

All of the selling stockholders are institutional investors and no single selling stockholder or affiliated selling stockholders account for more than 32.1% of the 41,320,959 non-Interest Shares being registered.4 To Verenium’s knowledge, other than the five selling stockholders who purchased 5.5% convertible senior notes from Verenium in March 2007 in a prior private placement (which, by virtue of such purchase, beneficially owned shares of Verenium common stock), no other selling stockholder held shares of Verenium common stock prior to purchasing the Notes, except for the two selling stockholders who acquired $2,000,000 in aggregate principal amount of the Notes on May 8, 2008 from another selling stockholder that had purchased its Notes directly from Verenium in the Private Placement. As stated, such selling stockholders purchased their Notes from another selling stockholder, not Verenium. In addition, other than the 5.5% convertible senior notes and their underlying common shares, Verenium has not previously registered for resale any securities owned by any of the selling stockholders.

Other than (a) $100,000 in Private Placement-related transaction expenses (including for fees and expenses of counsel to one of the selling stockholders, Capital Ventures International (“CVI”)) paid to CVI as required under the Securities Purchase Agreement, (b) $10,000 in legal fees and expenses for the selling stockholders’ counsel in connection with his review of the Registration Statement, and (c) certain cash payments payable in the event of a registration default under the Registration Rights Agreement, Verenium, to its knowledge, has not made and will not make any payments to the selling stockholders or their affiliates with respect to the Private Placement, other than payments required pursuant to the terms of the Notes and the Warrants. In connection with the Private Placement, Verenium did pay $3,017,500 in placement agent fees to Lazard, which, as stated above, is, to Verenium’s knowledge, not affiliated with any of the selling stockholders. In addition, Verenium paid $6.2 million in connection with the Convertible Hedge, a separate transaction entered into at the same time as the Private Placement that is intended to reduce the potential dilution upon conversion of the Notes by increasing the effective premium on the conversion price of the Notes from 15% to 42%. Verenium will not receive any additional proceeds in connection with the resale of the shares by the selling stockholders but will receive additional proceeds to the extent that the selling stockholders elect to exercise their Warrants (assuming that Verenium obtains stockholder approval for the issuance of shares of common stock upon the exercise of the Warrants and assuming the Warrants are exercised for cash rather than cashless exercised).

The primary purpose of the Private Placement was to obtain working capital necessary to fund Verenium’s ongoing operations. For a variety of reasons, Verenium believed that it had a limited number of financing options available to it and that, at the time of the Private Placement, such transaction was the most attractive financing option available. While Verenium acknowledges that the number of shares it seeks to register represents more than 30% of Verenium’s public float immediately prior to the Private Placement, Verenium respectfully maintains that the Private Placement was not an

[4]	As noted in the “Selling Stockholders” section of the Prospectus, Highbridge could sell a maximum of 13,269,264 of the 41,320,959 non-Interest Shares being registered.

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abusive transaction structure because the Initial Conversion Price and Initial Exercise Price of the Notes and Warrants were set at 15% and 25% premiums to market, respectively, rather than at a discount. In addition, the selling stockholders bear the market risk of their investment in the securities, because, although the conversion price and exercise price of the Notes and Warrants are subject to adjustment in certain circumstances, there is no certainty that such adjustments will ever occur, and many of the adjustments are triggered based on events within Verenium’s control, such as dilutive issuances or a change of control transaction. Even in the event any such adjustments do occur, whether such adjustments will assist or enable the selling stockholders to obtain a positive return on their investment in the Notes and the Warrants will depend in part on the trading price for Verenium’s common stock at the time the selling stockholders receive such shares upon conversion of the Notes or exercise of the Warrants and upon the trading price at the time the selling stockholders sell such shares. The Private Placement provided Verenium with financial resources that have enhanced Verenium’s liquidity position and ability to fund its ongoing operations, which Verenium believes has benefited all of its stockholders.

Based on the foregoing, Verenium respectfully submits that, given the totality of the circumstances, the selling stockholders are not acting as mere conduits for Verenium and that the offering by the selling stockholders is a valid secondary offering that is eligible to be made on a shelf basis under Rule 415(a)(1)(i).

Dollar value of underlying securities

2.

Please provide us, with a view toward disclosure in the prospectus, with the total dollar value of the securities underlying the convertible notes that you have registered for resale (using the number of underlying securities that you have registered for resale and the market price per share for those securities on the date of the sale of the convertible notes).

Response: Verenium has inserted the following paragraph under “Private Placement of Convertible Notes and Warrants” in the Prospectus:

“The registration statement of which this prospectus is a part registers for resale 33,333,333 shares of our common stock upon conversion of the 8% senior convertible notes. Although the initial conversion price of the 8% senior convertible notes is $4.09 per share, to calculate the number of conversion shares we are registering, we made an assumption that the full $71,000,000 in principal amount of the 8% senior convertible notes would convert at a conversion price of $2.13 per share. Had we used the initial conversion price of the 8% senior convertible notes of $4.09 per share in calculating the number of conversion shares we are registering, we would have registered 17,359,413 shares of our common stock upon conversion of the 8% senior convertible notes. The total dollar value of the shares of our common stock underlying the 8% senior convertible notes, based on the volume weighted average price of our common stock on the NASDAQ Global Market on February 22, 2008 of $3.55 per share, was

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approximately $118.3 million (assuming conversion of $71,000,000 at a conversion price of $2.13 per share) or approximately $61.6 million (assuming conversion of $71,000,000 at the initial conversion price of $4.09 per share).”

Verenium respectfully informs the Staff that, for purposes of determining the value of the shares of its common stock underlying the Notes and other amounts based on the conversion price for the Notes, it considers February 22, 2008, the date it entered into the Securities Purchase Agreement, and not February 27, 2008 (the date the Notes were actually sold), to be the appropriate date. All pricing information related to the Notes, including their conversion price, was set on February 22, 2008, subject to the possible adjustments described in the Prospectus.

Payments to the investor and affiliates

3.

Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure of the dollar amount of each payment (including the value of any payments to be made in common stock) in connection with the transaction that you have made or may be required to make to any selling stockholder, any affiliate of a selling stockholder, or any person with whom any selling stockholder has a contractual relationship regarding the transaction (including any interest payments, liquidated damages, payments made to “finders” or “placement agents,” and any other payments or potential payments). Please provide footnote disclosure of the terms of each such payment. Please do not include any repayment of the convertible notes in this disclosure.

Further, please provide us, with a view toward disclosure in the prospectus, with disclosure of the net proceeds to the issuer from the sale of the convertible notes and the total possible payments to all selling stockholders and any of their affiliates in the first year following the sale of the convertible notes.

Response:

Verenium respectfully informs the Staff that, to its knowledge, the only payments that it has made or may be required to make in connection with the Private Placement to any selling stockholder, any affiliate of a selling stockholder, or any person with whom any selling stockholder has a contractual relationship regarding the Notes or the Warrants (any such selling stockholder, affiliate or person, an “Applicable Party”) are:

•

those payments required by the Notes and Warrants themselves (e.g., quarterly interest payments, additional cash payments if certain registration defaults occur, make-whole interest payments, cash payments upon exercise of the Warrants under certain circumstances), all of which are disclosed in the Prospectus (see, e.g., the “8% Senior Convertible Notes” and “Warrants to Purchase Common Stock” sections of the Prospectus);

•	an expense allowance, in an amount not to exceed $100,000, paid to CVI for Private Placement-related transaction expenses (including for fees and expenses of counsel to CVI);

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•	$10,000 in legal fees and expenses for the selling stockholders’ counsel in connection with his review of the Registration Statement;

•	certain cash payments payable in the event of a registration default under the Registration Rights Agreement; and

•

approximately $6.2 million paid to CVI in connection with the Convertible Hedge, as well as potential payments which may become payable to CVI in connection with certain contingent early termination events under the Convertible Hedge (e.g., insolvency, hedging disruptions, etc.). As noted earlier, the Convertible Hedge was a separate transaction that is intended to reduce the potential dilution upon conversion of the Notes by increasing the effective premium on the conversion price of the Notes from 15% to 42%.

The forms of Note and Warrant, which disclose the amounts described in the first bulletpoint above, were filed as Exhibits 4.2 and 4.3 to the Form 8-K, which also contained disclosure of such amounts. As stated above, the Prospectus also includes disclosure of such amounts. The amounts described in the next three bulletpoints above are disclosed in the Securities Purchase Agreement, which was filed by Verenium as Exhibit 10.1 to the Form 8-K, and in the Registration Rights Agreement, which was filed as Exhibit 4.1 to the Form 8-K. The Convertible Hedge and its cost is disclosed in the Form 8-K. In addition, Verenium has included the following sentence as the final paragraph under “Selling Stockholders” in the Prospectus:

“We paid CVI an expense allowance of $100,000 for certain of its expenses in connection with the sale of the 8% senior convertible notes and warrants. Under the registration rights agreement that we entered into in connection with the sale of the 8% senior convertible notes and warrants, we also agreed to pay up to $10,000 in legal fees and expenses for the selling stockholders’ counsel in connection with their review of the registration statement of which this prospectus is a part, and to make certain cash payments in the event of certain registration defaults described under “Private Placement of Convertible Notes and Warrants – Registration Rights” below. In addition, as part of a convertible hedge transaction entered into with CVI at the same time as the sale of the 8% senior convertible notes and warrants, we paid approximately $6.2 million to CVI. The convertible hedge transaction is intended to reduce the potential dilution upon conversion of the 8% senior convertible notes. The convertible hedge transaction is described in our Current Report on Form 8-K filed with the SEC in February 25, 2008.”

Verenium respectfully proposes for the Staff’s consideration that the addition of the sentence described above is adequately responsive to Comment 3 and that providing the additional tabular disclosure requested by the Staff is unnecessary because such disclosure would be redundant with other disclosure already contained in the Prospectus as all other payments to any Applicable Party in connection with the Notes (e.g., quarterly interest payments) are already described in the Prospectus.

Verenium disclosed the net proceeds it received from the sale of the Notes and Warrants in the Form 8-K, and Verenium has inserted the following sentence as the first sentence under “Use of Proceeds” in the Prospectus:

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“We issued $71 million in aggregate principal amount of the 8% senior convertible notes and warrants to purchase 7,987,626 shares of our common stock, with gross proceeds from new investment of approximately $54 million and net proceeds from new investment, after giving effect to payment of certain transaction-related expenses and the cash cost of the convertible hedge transaction described under “Selling Stockholders,” of approximately $45 million. In addition, approximately $16.7 million in aggregate principal amount of the $71 million in aggregate principal amount of 8% senior convertible notes (and the related warrants) were issued in exchange for approximately $18.5 million in aggregate principal amount of our 5.5% convertible senior notes.”

Verenium respectfully informs the Staff that there are no features of the Notes or the Warrants that require payments to the selling stockholders in the first year following the issuance of the Notes and the Warrants that are different from payments required by the Notes and the Warrants in later years. The Notes require quarterly interest payments in the first year following their issuance and in ensuing years, there is a possibility of additional cash payments if certain registration defaults occur that could continue to be due in later years if those registration defaults persist in later years, there are potential make-whole payments that apply at any time during the life of the Notes, and holders may require Verenium to repurchase their Notes if certain fundamental changes occur, which is also the case for later years. If issuances of shares of common stock upon exercise of the Warrants are not approved by Verenium’s stockholders at their 2008 annual stockholders’ meeting or a subsequent stockholders’ meeting, the Warrants will be exercisable for cash throughout the term of the Warrants. These payments are all already disclosed in the Prospectus. Given that there are no unique features in the Notes or the Warrants regarding payments to selling stockholders in the first year, and that all possible payments to selling stockholders in the first year have already been disclosed in the Prospectus, Verenium respectfully proposes for the Staff’s consideration that, with the additional disclosure to be provided in response to this Comment 3, adding other disclosure regarding possible payments in the first year of the Notes or the Warrants is unnecessary because such disclosure would be redundant with other disclosure already contained in the Prospectus.

Potential profits on conversion

4.	Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure of:

•

the total possible profit the selling stockholders could realize as a result of the conversion discount for the securities underlying the convertible notes, presented in a table with the following information disclosed separately:

•	the market price per share of the securities underlying the convertible notes on the date of the sale of the convertible notes;

•	the conversion price per share of the underlying securities on the date of the sale of the convertible notes, calculated as follows:

—	if the conversion price per share is set at a fixed price, use the price per share established by the convertible notes; and

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—

if the conversion price per share is not set at a fixed price and, instead, is set at a floating rate in relationship to the market price of the underlying security, use the conversion discount rate and the market rate per share on the date of the sale of the convertible notes and determine the conversion price per share as of that date;

•	the total possible shares underlying the convertible notes (assuming no interest payments and complete conversion throughout the term of the convertible notes);

•

the combined market price of the total number of shares underlying the convertible notes, calculated by using the market price per share on the date of the sale of the convertible notes and the total possible shares underlying the convertible notes;

•

the total possible shares the selling stockholders may receive and the combined conversion price of the total number of shares underlying the convertible notes calculated by using the conversion price on the date of the sale of the convertible notes and the total possible number of shares the selling stockholders may receive; and

•

the total possible discount to the market price as of the date of the sale of the convertible notes, calculated by subtracting the total conversion price on the date of the sale of the convertible notes from the combined market price of the total number of shares underlying the convertible notes on that date.

If there are provisions in the convertible notes that could result in a change in the price per share upon the occurrence of certain events, please provide additional tabular disclosure as appropriate. For example, if the conversion price per share is fixed unless and until the market price falls below a stated price, at which point the conversion price per share drops to a lower price, please provide additional disclosure.

Response: Verenium respectfully informs the Staff that there was no discount (calculated in the manner requested by the Staff in Comment 4) to the market price of Verenium’s common stock as of the date Verenium agreed to sell the Notes and Warrants to the purchasers, when all the pricing information for the Notes and the Warrants was set (subject to the possible adjustments described in the Prospectus). The Initial Conversion Price, $4.09 per share, was determined using a 15% premium to the February 22nd Price, the date Verenium entered into the Securities Purchase Agreement. The total dollar value of the shares of Verenium’s common stock underlying the Notes, based on the Initial Conversion Price of $4.09 per share as of February 22, 2008, is approximately $71 million, which, due to the premium, exceeds the total dollar value, based on the February 22nd Price and 17,359,413 shares issuable upon full conversion of the Notes, of the shares of Verenium’s common stock underlying the Notes of approximately $61.6 million.

As noted in the Prospectus, the conversion price of the Notes is subject to full ratchet anti-dilution protection and the Reset Provision. In addition, as also noted in the Prospectus, the conversion rate is subject to increase under certain circumstances in connection with a conversion in connection with a change of control. Verenium has added the following sentences as their own paragraph to the fifth

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bulletpoint in the “Private Placement of Convertible Notes and Warrants – 8% Senior Convertible Notes” section of the Prospectus as well as the disclosure described in response to Comment 6 below:

“As an example, if we were to issue new shares of common stock at $2.00 per share, the current conversion price under the notes of $4.09 per share would automatically adjust to $2.00 per share. This would mean that the notes would become convertible into 35,500,000 shares of our common stock, which would be determined by dividing $71 million by $2.00, rather than 17,359,413 shares of our common stock, which is determined by dividing $71 million by $4.09. Had the notes’ initial conversion price been $2.00 per share rather than $4.09 per share, the total dollar value of the shares of our stock underlying the notes, based on the market price for our common stock of $3.55 per share that was used to set the initial conversion price of $4.09 for the notes, would have been approximately $126 million, which would be determined by multiplying 35,500,000 by $3.55, instead of approximately $61.6 million, which is determined by multiplying 17,359,413 by $3.55. The total possible discount between the value of the shares of our stock underlying the notes, based on an initial conversion price of $2.00 and the market price for our common stock of $3.55 per share, would have been approximately $55 million, or approximately $126 million minus $71 million, the product of 35,500,000 times $2.00. As this is just one example, the potential level of discount (if any) will vary depending upon the magnitude of the adjustment (if any) to the conversion price of the notes.”

Verenium respectfully proposes for the Staff’s consideration that with the example to be provided in response to this Comment 4, adding other disclosure regarding potential changes to the conversion price would be unnecessary because the example demonstrates the means to calculate the total possible discount associated with the Notes in the event any anti-dilution, reset or other adjustment takes the conversion price below the February 22nd Price.

Total potential profit from other securities

5.	Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure of:

•

the total possible profit to be realized as a result of any conversion discounts for securities underlying any other warrants, options, notes, or other securities of the issuer that are held by the selling stockholders or any affiliates of the selling stockholders, presented in a table with the following information disclosed separately:

•	market price per share of the underlying securities on the date of the sale of that other security;

•	the conversion/exercise price per share as of the date of the sale of that other security, calculated as follows:

—	if the conversion/exercise price per share is set at a fixed price, use the price per share on the date of the sale of that other security; and

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—

if the conversion/exercise price per share is not set at a fixed price and, instead, is set at a floating rate in relationship to the market price of the underlying security, use the conversion/exercise discount rate and the market rate per share on the date of the sale of that other security and determine the conversion price per share as of that date;

•	the total possible shares to be received under the particular securities (assuming complete conversion/exercise);

•

the combined market price of the total number of underlying shares, calculated by using the market price per share on the date of the sale of that other security and the total possible shares to be received;

•

the total possible shares to be received and the combined conversion price of the total number of shares underlying that other security calculated by using the conversion price on the date of the sale of that other security and the total possible number of underlying shares; and

•

the total possible discount to the market price as of the date of the sale of that other security, calculated by subtracting the total conversion/exercise price on the date of the sale of that other security from the combined market price of the total number of underlying shares on that date.

Response: With respect to the Warrants, Verenium respectfully informs the Staff that there was no discount (calculated in the manner requested by the Staff in Comment 5) to the market price of Verenium’s common stock as of the date Verenium agreed to sell the Notes and Warrants to the purchasers, when all the pricing information for the Notes and Warrants was set (subject to the possible adjustments described in the Prospectus). The Initial Exercise Price, $4.44 per share, was determined using a 25% premium to the February 22nd Price. The total dollar value of the shares of Verenium’s common stock underlying the Warrants, based on the Initial Exercise Price of $4.44 per share as of February 22, 2008, is approximately $35.5 million, which, due to the premium, exceeds the total dollar value, based on the February 22nd Price and assuming the exercise of the Warrants for the full 7,987,626 shares, of Verenium’s common stock underlying the Warrants of approximately $28.4 million.

As noted in the Prospectus, the exercise price of the Warrants is subject to weighted average anti-dilution protection. Verenium has added the following sentences as their own paragraph under the last bulletpoint in the “Private Placement of Convertible Notes and Warrants – Warrants to Purchase Common Stock” section of the Prospectus as well as the disclosure described in the response to Comment 6 below:

“As an example, if we were to issue new shares of common stock at a price that caused the exercise price of the warrants to adjust from $4.44 per share to $3.00 per share, as a result of the weighted average anti-dilution provisions in the warrants, the warrants would become exercisable for an additional 3,834,060 shares (from 7,987,626 shares to 11,821,686 shares) and the exercise price would decrease by $1.44 per share from $4.44 to $3.00. Had the warrants’ initial exercise price been $3.00 per share rather than

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$4.44 per share, the total dollar value of the shares of our stock underlying the warrants, based on the market price for our common stock of $3.55 per share that was used to set the initial exercise price of $4.44 for the warrants, would have been approximately $42 million, which would be determined by multiplying 11,821,686 by $3.55, instead of approximately $28.4 million, which is determined by multiplying 7,987,626 by $3.55. The total possible discount between the value of the shares of our stock underlying the warrants, based on an initial exercise price of $3.00 and the market price for our common stock of $3.55 per share, would have been approximately $6.5 million, or approximately $42 million minus $35.5 million, the product of 11,821,686 times $3.00. As this is just one example, the potential level of discount (if any) will vary depending upon the magnitude of the adjustment (if any) to the exercise price of the warrants.”

Verenium respectfully proposes for the Staff’s consideration that with the example to be provided in response to this Comment 5, adding other disclosure regarding potential changes to the exercise price would be unnecessary because the example demonstrates the means to calculate the total possible discount associated with the Warrants in the event any weighted average anti-dilution adjustment takes the exercise price below the February 22nd Price.

Verenium respectfully informs the Staff that, to its knowledge, based on the Questionnaires, none of the selling stockholders or any of their affiliates hold any other Verenium warrants, options, notes or other securities that include a conversion discount feature.

Comparison of issuer proceeds to potential investor profit

6.	Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure of:

•	the gross proceeds paid or payable to the issuer in the convertible notes transaction;

•	all payments that have been made or that may be required to be made by the issuer that are disclosed in response to comment 3;

•	the resulting net proceeds to the issuer; and

•

the combined total possible profit to be realized as a result of any conversion discounts regarding the securities underlying the convertible notes and any other warrants, options, notes, or other securities of the issuer that are held by the selling stockholders or any affiliates of the selling stockholders that is disclosed in response to comments 4 and 5.

Further, please provide us, with a view toward disclosure in the prospectus, with disclosure — as a percentage — of the total amount of all possible payments as disclosed in response to comment 3 and the total possible discount to the market price of the shares underlying the convertible notes as disclosed in response to comment 4 divided by the net proceeds to the issuer from the sale of the convertible notes, as well as the amount of that resulting percentage averaged over the term of the convertible notes.

Response: Verenium has, in response to Comment 3 above, added additional disclosure to the Prospectus regarding certain payments that it has made or may make to or on behalf of the selling

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stockholders or their affiliates. For purposes of responding to this Comment 6, Verenium does not believe that it is appropriate to attribute either the $3,017,500 paid to Lazard as placement agent for the Private Placement or the $6.2 million paid to CVI for the Convertible Hedge as payments to the selling stockholders. Lazard is not a selling stockholder and simply acted as placement agent to earn its fee. In addition, the Convertible Hedge is a completely separate transaction from the Private Placement, for which CVI is taking additional risk. As discussed in the responses to Comments 4 and 5 above, there was no discount with respect to either the Notes or the Warrants at the time of issuance, although the Notes do provide for full ratchet antidilution protection, the Reset Provision and other potential adjustments as disclosed in the Prospectus and the Warrants do provide for weighted average antidilution protection as disclosed in the Prospectus. Verenium has inserted the following paragraph at the end of the “Private Placement of Convertible Notes and Warrants” section of the Prospectus after the section entitled “Registration Rights”:

“Comparison of Proceeds to Potential Investor Profit

In connection with the private placement, we received gross proceeds from new investment of approximately $54 million and exchanged approximately $18.5 million in aggregate principal amount of our 5.5% convertible senior notes for approximately $16.7 million in 8% senior convertible notes and the related warrants. We issued $71 million in aggregate principal amount of the 8% senior convertible notes and warrants to purchase 7,987,626 shares of common stock in connection with the private placement. The applicable market price of our common stock on February 22, 2008, the date we entered into the purchase agreement, was $3.55 per share. The 8% senior convertible notes were issued at a 15% premium over market (i.e., an initial conversion price of $4.09 per share) and the warrants were issued at a 25% premium over market (i.e., an initial exercise price of $4.44 per share).

We paid Lazard a placement agent fee of approximately $3 million for its services in connection with the private placement. Lazard did not receive any securities in the private placement and is not a selling stockholder. In addition, to our knowledge, Lazard is unaffiliated with, and did not receive any fees from, any of the selling stockholders in connection with the private placement. We paid one of the selling stockholders, Capital Ventures International or CVI, $100,000 in transaction expenses (including for fees and expenses of counsel for CVI) related to the private placement as required under the purchase agreement for the private placement. In addition, we paid $10,000 in legal fees and expenses for the selling stockholders’ counsel in connection with their review of the registration statement of which this prospectus is a part. We may also be required to pay the selling stockholders certain cash payments in the event of a registration default under the registration rights agreement.

We also paid approximately $6.2 million to CVI for a separate convertible hedge transaction involving separate agreements between us and CVI. We may also have obligations to CVI under the convertible hedge in the event of certain contingent early termination events such as insolvency or hedging disruptions. The convertible

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hedge transaction is intended to reduce the potential dilution upon conversion of our 8% senior convertible notes, and effectively increases the premium at which the 8% senior convertible notes were originally issued from 15% to 42%.

As described above, the conversion price of the 8% senior convertible notes and the exercise price of the warrants are subject to antidilution adjustments upon dilutive issuances and the 8% senior convertible notes are also subject to a reset provision on the first anniversary following their issuance. It is possible that while originally issued at a premium, if adjusted to a price below the $3.55 market price, the investors would convert the 8% senior convertible notes or exercise the warrants, as applicable, at a discounted price rather than a premium.

For example, if the current conversion price under the 8% senior convertible notes of $4.09 per share adjusted to $2.00 per share, as described above under “Private Placement of Convertible Notes and Warrants—8% Senior Convertible Notes,” and the current exercise price of the warrants were to adjust from $4.44 per share to $3.00 per share, as described above under “Private Placement of Convertible Notes and Warrants—Warrants to Purchase Common Stock,” the combined total possible discount between the value of the shares of our stock underlying the 8% senior convertible notes and the warrants and the market price for our common stock would have been approximately $61.5 million, calculated in the manner and using the assumptions described above. This discount of approximately $61.5 million, when combined with the aggregate $110,000 expense allowance for CVI’s expenses in connection with the sale of the 8% senior convertible notes and the warrants and the legal fees and expenses of selling stockholders’ counsel in connection with their review of the registration statement of which this prospectus is a part, as disclosed under “Selling Stockholders,” represents approximately 97% of the net proceeds we received from the private placement of approximately $45 million plus the $18.7 million in aggregate principal amount of our 5.5% convertible senior notes that were exchanged for $16.7 million in 8% senior convertible notes in the private placement.

The time at which any discount would apply to the 8% senior convertible notes and the warrants will depend on the timing of the event that causes the adjustment to the conversion price of the 8% senior convertible notes or exercise price for the warrants that results in the discount, and a number of such events (for example, dilutive common stock issuances) are within our control and so could occur at any time. For example, if the approximate $61.5 million discount described above had applied from the date of issuance of the 8% senior convertible notes and warrants, the percentage of such discount plus the expenses of the selling stockholders and their counsel paid by us relative to our net proceeds from the private placement plus the amount of our 5.5% convertible senior notes exchanged in the private placement (which percentage is 97%, as calculated and described above), would have averaged approximately 23.7% over the approximate life of the 8% senior convertible notes of 4.1 years.

As the calculations described above are only examples, the potential level of discount (if any) will vary depending upon the magnitude of the adjustment (if any) to the conversion price of the 8% senior convertible notes and the exercise price for the warrants.”

Prior transactions between the issuer and the selling stockholders

7.

Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure of all prior securities transactions between the issuer (or any of its predecessors) and the selling stockholders, any affiliates of the selling stockholders, or any person with whom any selling stockholder has a contractual relationship regarding the transaction (or any predecessors of those persons), with the table including the following information disclosed separately for each transaction:

•	the date of the transaction;

•	the number of shares of the class of securities subject to the transaction that were outstanding prior to the transaction;

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•

the number of shares of the class of securities subject to the transaction that were outstanding prior to the transaction and held by persons other than the selling stockholders, affiliates of the company, or affiliates of the selling stockholders;

•	the number of shares of the class of securities subject to the transaction that were issued or issuable in connection with the transaction;

•

the percentage of total issued and outstanding securities that were issued or issuable in the transaction (assuming full issuance), with the percentage calculated by taking the number of shares issued and outstanding prior to the applicable transaction and held by persons other than the selling stockholders, affiliates of the company, or affiliates of the selling stockholders, and dividing that number by the number of shares issued or issuable in connection with the applicable transaction;

•	the market price per share of the class of securities subject to the transaction immediately prior to the transaction (reverse split adjusted, if necessary); and

•	the current market price per share of the class of securities subject to the transaction (reverse split adjusted, if necessary).

Response: Verenium respectfully proposes for the Staff’s consideration that the disclosure requested by the Staff is unnecessary because such disclosure would not provide meaningful additional information to potential investors. Verenium has updated the table in the “Selling Stockholders” section of the Prospectus to reflect the extent to which any of the selling stockholders has previously acquired Verenium securities and continues to own them. Verenium does not believe that the other information requested (i.e., the source from whom a selling stockholder purchased the applicable Verenium securities, the date of the purchase, the number of shares of Verenium stock outstanding at the time of the purchase, the number of shares held at that time by persons other than the selling stockholder and Verenium’s affiliates, the number of shares issued overall in connection with the purchase and related percentages, and the market price of Verenium’s common stock prior to the purchase), if presented, would be materially additive to the facts that have been disclosed (i.e., the extent to which any of the selling stockholders have previously acquired Verenium securities and continue to own them).

Verenium also notes for the Staff’s information that the Staff’s requested disclosure was not covered in the Questionnaires. Given Verenium’s limited information regarding the selling stockholders and their affiliations, it would likely need to resolicit the selling stockholders to ensure its information was accurate were Verenium to have to provide the disclosure requested by the Staff. That process would obviously be expensive and time-consuming for Verenium, while providing marginal benefit to potential investors, and could also potentially cause Verenium to incur cash payments if the time involved resulted in a registration default.

Accordingly, for the reasons described above, Verenium respectfully proposes for the Staff’s consideration that the requested disclosure not be included in the Prospectus.

Comparison of registered shares to outstanding shares

8.	Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure comparing:

•

the number of shares outstanding prior to the convertible notes transaction that are held by persons other than the selling stockholders, affiliates of the company, and affiliates of the selling stockholders;

•	the number of shares registered for resale by the selling stockholders or affiliates of the selling stockholders in prior registration statements;

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•

the number of shares registered for resale by the selling stockholders or affiliates of the selling stockholders that continue to be held by the selling stockholders or affiliates of the selling stockholders;

•	the number of shares that have been sold in registered resale transactions by the selling stockholders or affiliates of the selling stockholders; and

•	the number of shares registered for resale on behalf of the selling stockholders or affiliates of the selling stockholders in the current transaction.

In this analysis, the calculation of the number of outstanding shares should not include any securities underlying any outstanding convertible securities, options, or warrants.

Response: Verenium respectfully proposes for the Staff’s consideration that the disclosure requested by the Staff in Comment 8 is unnecessary because such disclosure would not provide meaningful additional information to potential investors or would be redundant with other information already contained in the Prospectus. Verenium considers this proposal appropriate for the following reasons:

•

Other than the Registration Statement, Verenium has filed only one other resale registration statement, an S-3 which was filed last year to register Verenium’s 5.5% convertible senior notes and the underlying shares of common stock issuable upon conversion of such notes. The five selling stockholders who exchanged their 5.5% convertible senior notes in connection with the Private Placement all had shares registered for resale under such S-3, the amounts of which are disclosed in such S-3. However, those five selling stockholders have reported in their Questionnaires for the Private Placement that, other than the securities acquired in the Private Placement, they hold no other 5.5% convertible senior notes or other securities of Verenium. Accordingly, those five selling stockholders do not continue to hold either 5.5% convertible senior notes or the underlying common shares that are registered on the earlier S-3. In addition, none of the 5.5% convertible senior notes have been converted as of the date hereof and all of the shares underlying such notes remain registered for resale, so the five selling stockholders who formerly owned the 5.5% convertible senior notes have not at any time sold any of the underlying shares in registered resale transactions. Verenium has updated the table in the “Selling Stockholders” section of the Prospectus to identify which of the selling stockholders exchanged 5.5% convertible senior notes in the Private Placement.

•

To Verenium’s knowledge, the only selling stockholders who hold any of Verenium’s securities other than those sold in the Private Placement are the two selling stockholders who acquired notes and warrants on May 8, 2008, Special Situations Fund III QP, L.P., which reported beneficial ownership of 323,588 shares of common stock and Special Situations Cayman Fund, L.P., which reported beneficial ownership of 387,790 shares of common stock. Verenium has updated the table in the “Selling Stockholders” section of the Prospectus to add these two selling stockholders and report their disclosures of beneficial ownership. Verenium has no information about when such shares of common stock were acquired.

•

The number of shares registered for resale on behalf of the selling stockholders or their affiliates based on the Private Placement is already disclosed in the “Selling Stockholders” section of the Prospectus.

The issuer’s intention and ability to make all convertible notes payments and the presence or absence of short selling by the selling stockholders

9.	Please provide us, with a view toward disclosure in the prospectus, with the following information:

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•	whether the issuer has the intention, and a reasonable basis to believe that it will have the financial ability, to make all payments on the overlying securities; and

•

whether — based on information obtained from the selling stockholders — any of the selling stockholders have an existing short position in the company’s common stock and, if any of the selling stockholders have an existing short position in the company’s stock, the following additional information:

•	the date on which each such selling stockholder entered into that short position; and

•

the relationship of the date on which each such selling stockholder entered into that short position to the date of the announcement of the convertible notes transaction and the filing of the registration statement (e.g., before or after the announcement of the convertible notes transaction, before the filing or after the filing of the registration statement, etc.).

Response: Verenium has inserted the following sentence as its own paragraph under the final bulletpoint in the “Private Placement of Convertible Notes and Warrants –8% Senior Convertible Notes” section of the Prospectus:

“We intend to make all payments due on the 8% senior convertible notes when due, and believe that we will have the financial ability to do so.”

With regard to the Staff’s requested disclosure regarding short positions that the selling stockholders may have entered into, Verenium notes for the Staff’s information that the Questionnaires did not solicit that information and including that information in resale registration statements for private placement convertible debt offerings is not typical. Verenium doubts whether, even were Verenium to resolicit the selling stockholders to request this information, the selling stockholders would be willing to provide it. Verenium believes that information relating to their shorting activities would likely be viewed by the selling stockholders as proprietary and confidential and would be information that they would resist including in the Prospectus. Verenium has no means to gather this information otherwise, and obviously the process for resoliciting the selling stockholders would be expensive and time-consuming for Verenium, and be unlikely to result in obtaining the applicable information while also potentially causing Verenium to incur cash payments if the time involved resulted in a registration default.

Verenium also does not consider the requested disclosure material to potential investors. Were it to provide the disclosure in the Prospectus, Verenium would not update it over time, and the information would speak as of one date in time. That date itself, given the process that would be involved with obtaining the information, would be some time before the effectiveness date of the Registration Statement, and so it would be dated information as of the effectiveness date and become increasingly stale thereafter. Given that the selling stockholders’ short positions are likely to change over time based on their internal hedging and trading strategies and market conditions, whatever information might be included in the Prospectus relating to the selling stockholders’ short position would likely be relatively meaningless at the effectiveness date for the Registration Statement and increasingly meaningless thereafter, and of marginal benefit to potential investors.

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Accordingly, for the reasons described above, Verenium respectfully proposes for the Staff’s consideration that the requested disclosure not be included in the Prospectus.

Relationships between the issuer and selling stockholders

10.	Please provide us, with a view toward disclosure in the prospectus, with:

•

a materially complete description of the relationships and arrangements that have existed in the past three years or are to be performed in the future between the issuer (or any of its predecessors) and the selling stockholders, any affiliates of the selling stockholders, or any person with whom any selling stockholder has a contractual relationship regarding the transaction (or any predecessors of those persons) — the information provided should include, in reasonable detail, a complete description of the rights and obligations of the parties in connection with the sale of the convertible notes; and

•

copies of all agreements between the issuer (or any of its predecessors) and the selling stockholders, any affiliates of the selling stockholders, or any person with whom any selling stockholder has a contractual relationship regarding the transaction (or any predecessors of those persons) in connection with the sale of the convertible notes.

If it is your view that such a description of the relationships and arrangements between and among those parties already is presented in the prospectus and that all agreements between and/or among those parties are included as exhibits to the registration statement, please provide us with confirmation of your view in this regard.

Response: Verenium hereby confirms for the Staff Verenium’s view that the Prospectus already includes a materially complete description of the relationships and arrangements among the parties referenced by the Staff in connection with the sale of the Notes and Warrants and that all agreements between the parties referenced by the Staff in connection with the Notes and Warrants offering have been filed as exhibits to the Registration Statement, subject to the added disclosure outlined in this letter’s response to Comment 3 above.

Item 16. Exhibits

Opinion of Cooley Godward Kronish LLP

11.

We note that the legal opinion provides that 220,048 shares were previously issued upon the conversion of some of the convertible notes. The disclosure in your registration statement does not reflect the fact that some of the shares have already converted. Please revise the disclosure through out the registration statement, including the Calculation of Registration Fee and the Selling Stockholders table, to disclose the fact that some of the convertible notes have already been converted, the date of the conversion and the terms of such conversion.

Response: Verenium has inserted the following sentence to footnote (1) of the Calculation of Registration Fee table and to footnote (13) of the Selling Stockholders’ table:

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM

United States Securities and Exchange

Commission

May 22, 2008

Page Twenty-two

“On March 10, 2008, RHP Master Fund, Ltd. submitted a conversion notice to effect the conversion of one of its 8% senior convertible notes in the principal amount of $900,000, which, based on the conversion price of $4.09 per share resulted in the issuance to RHP Master Fund, Ltd. of 220,048 shares of [the Registrant’s] [our] common stock on or about March 12, 2008.”

Verenium respectfully proposes for the Staff’s consideration that no other disclosure is necessary in the Registration Statement because such disclosure would be redundant to the information added to the footnotes in response to Comment 11 and because, given the relatively small percentage (approximately 1.27% of the total $71,000,000 in aggregate principal amount of the Notes) converted, such disclosure would not provide meaningful additional information to potential investors.

Verenium respectfully requests the Staff’s assistance in completing the review of the Registration Statement and Amendment No. 1 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 1 or this response letter to me at (858) 550-6045 or to Amy Hallman Rice at (858) 550-6046.

Thank you very much for your help and assistance with this matter.

Sincerely,

/s/ Matthew T. Browne

Matthew T. Browne

cc:	Carlos A. Riva, Verenium Corporation John A. McCarthy, Jr., Verenium Corporation Gerald M. Haines, Verenium Corporation
Jeffrey Black, Verenium Corporation M. Wainwright Fishburn, Esq., Cooley Godward Kronish LLP Amy Hallman Rice, Esq., Cooley Godward Kronish LLP

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM